Supplemental Disclosures - Cash Flow Supplemental Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Dividends Payable [Roll Forward]
Dividends payable at the beginning of the period	$ 43.5	$ 1.3
Dividends paid	(144.7)	(5.6)
Dividends declared	200.6	47.8
Dividends payable at the end of the period	99.4	43.5
Long-term Debt [Roll Forward]
Long-term debt beginning of the period	1,970.2	2,259.6
Decrease in bank debt, net	(338.5)	(34.6)
Repayment of senior guaranteed notes	(281.8)	(217.6)
Realized gain on cross currency swap maturity	63.8
Foreign exchange	27.8	(37.2)
Long-term debt end of the period	1,441.5	1,970.2
Lease Liability [Roll Forward]
Lease liability, beginning of year	141.4	156.5
Payments of lease liabilities	(20.4)	(21.2)
Additions	3.8	5.9
Other	(0.7)	0.2
Lease liability, end of year	$ 124.1	$ 141.4